LOANS RECEIVABLE AND ALLOWANCE FOR LOAN LOSSES (Details 3) (USD $)	3 Months Ended								12 Months Ended															3 Months Ended	12 Months Ended																				12 Months Ended
	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2014 Single-family residential loans [Member] class	Sep. 30, 2013 Single-family residential loans [Member]	Sep. 30, 2012 Single-family residential loans [Member]	Sep. 30, 2014 Single-family residential loans [Member] Minimum [Member] family	Sep. 30, 2014 Single-family residential loans [Member] Maximum [Member] family	Sep. 30, 2014 Residential First Mortgage [Member]	Sep. 30, 2013 Residential First Mortgage [Member]	Sep. 30, 2012 Residential First Mortgage [Member]	Sep. 30, 2014 Residential Second Mortgage [Member]	Sep. 30, 2013 Residential Second Mortgage [Member]	Sep. 30, 2012 Residential Second Mortgage [Member]	Sep. 30, 2014 Residential Second Mortgage [Member] Minimum [Member]	Dec. 31, 2007 Residential Second Mortgage [Member] Maximum [Member]	Sep. 30, 2014 Home Equity Lines of Credit [Member]	Sep. 30, 2013 Home Equity Lines of Credit [Member]	Sep. 30, 2012 Home Equity Lines of Credit [Member]	Sep. 30, 2014 Commercial Loan [Member]	Sep. 30, 2013 Commercial Loan [Member]	Sep. 30, 2012 Commercial Loan [Member]	Sep. 30, 2014 Commercial And Multi Family Real Estate [Member]	Sep. 30, 2013 Commercial And Multi Family Real Estate [Member]	Sep. 30, 2012 Commercial And Multi Family Real Estate [Member]	Sep. 30, 2014 Commercial Land Acquisition And Development [Member]	Sep. 30, 2013 Commercial Land Acquisition And Development [Member]	Sep. 30, 2012 Commercial Land Acquisition And Development [Member]	Sep. 30, 2014 Commercial Real Estate Construction Financing Receivable [Member]	Sep. 30, 2013 Commercial Real Estate Construction Financing Receivable [Member]	Sep. 30, 2012 Commercial Real Estate Construction Financing Receivable [Member]	Sep. 30, 2014 Commercial And Industrial [Member]	Sep. 30, 2013 Commercial And Industrial [Member]	Sep. 30, 2012 Commercial And Industrial [Member]	Sep. 30, 2014 Consumer And Installment [Member]	Sep. 30, 2013 Consumer And Installment [Member]	Sep. 30, 2014 Consumer And Other [Member]	Sep. 30, 2013 Consumer And Other [Member]	Sep. 30, 2012 Consumer And Other [Member]
Allowance for loan losses
Number of classes in loans receivable												3
Number of families per real estate property securing loans receivable															1	4
Loan-to-value ratio at the time of origination (as a percent)																80.00%							80.00%
Loan-to-value ratio required at the time of origination for private mortgage insurance (as a percent)															80.00%
Combined loan to value ratio (as a percent)																								80.00%
Initial maturity period																									10 years
Initial period for payment of interest																									10 years
Monthly principal payments due prior to maturity																									$ 0
Maturity period																									15 years
Initial draw period requiring interest-only payments																									5 years
Draw period requiring payment of principal and interest on a fully-amortizing basis																									10 years
Principal Balance
2015																									12,281,000
2016																									16,623,000
2017																									22,084,000
2018																									28,061,000
2019																									9,879,000
Thereafter																									1,251,000
Total	1,122,811,271				1,005,042,232				1,122,811,271	1,005,042,232		403,103,717	366,471,132				273,370,228	212,357,311		39,554,425	43,208,366				90,179,064	110,905,455		715,682,926	635,244,672					37,051,375	40,430,063		46,777,239	20,548,621		235,296,970	226,263,371		4,024,628	3,326,428
Activity in the allowance for loan losses
Balance at the beginning of the period				18,306,114				17,116,595	18,306,114	17,116,595	25,713,622	9,973,713	9,348,111															8,110,926	7,633,303
Provision charged to expense	310,000	200,000	500,000	200,000	6,850,000	1,800,000	1,375,000	2,065,000	1,210,000	12,090,000	14,450,000	853,386	7,168,043															258,807	4,773,790
Charge-offs									5,993,644	15,685,376	23,652,245	3,966,996	7,398,939	16,759,274			1,771,410	3,364,443	8,034,624	618,306	1,632,770	2,696,028			1,577,280	2,401,726	6,028,622	1,898,975	8,179,343	6,677,515	15,215	1,012,650	4,050,492	1,882,765	73,094	261,725		259,743	298,045	995	6,833,856	2,067,253			127,673	107,094	215,456
Recoveries									2,455,951	4,784,895	605,218	811,338	856,498	334,727			396,557	79,968	81,260	91,735	232,353	103,321			323,046	544,177	150,146	1,613,850	3,883,176	249,158	764,868	1,638,249	113,837	600	23,160	7,716	260	1,800,303	10,200	848,122	421,464	117,405			30,763	45,221	21,333
Net charge-offs									3,537,693	10,900,481	23,047,027
Balance at the end of the period	$ 15,978,421				$ 18,306,114				$ 15,978,421	$ 18,306,114	$ 17,116,595	$ 7,671,441	$ 9,973,713	$ 9,348,111														$ 8,084,608	$ 8,110,926	$ 7,633,303